SHARE BASED PAYMENTS - Share-Based Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED PAYMENTS
Balance at beginning of the year	R 481.7	R 599.6	R 399.2
Fair value loss on obligations	(171.5)	(1,076.6)	(87.3)
Cash-settled share-based payments paid	(433.6)	(1,518.6)	(42.2)
Share-based payment obligation on acquisition of subsidiary	200.4
Balance at end of the year	434.5	481.7	599.6
Current portion of share-based payment obligations	(12.3)	(235.2)	(463.0)
Non-current portion of share-based payment obligations	422.2	246.5	136.6
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Balance at beginning of the year	240.3
Increase due to share-based payments expense		240.3
Balance at end of the year	399.5	240.3
Share-Based Payment Arrangements Other Than BEE Transaction [Member]
SHARE-BASED PAYMENTS
Balance at beginning of the year	241.4	599.6
Increase due to share-based payments expense	14.5	83.8	155.3
Balance at end of the year	R 35.0	R 241.4	R 599.6